INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax And Social Contribution
Calculation of income tax and social contribution charges

a)	Calculation of income tax and social contribution charges

	R$ thousands
	Year ended December 31
	2022	2021	2020
Income before income tax and social contribution	24,209,949	32,852,367	4,075,295
Total burden of income tax (25%) and social contribution (20%) at the current rates	(10,894,477)	(14,783,565)	(1,833,883)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	610,167	189,677	200,186
Interest on equity	4,577,308	3,258,040	2,496,587
Other amounts (1) (2)	2,714,249	1,864,285	11,095,776
Income tax and social contribution for the period	(2,992,753)	(9,471,563)	11,958,666
Effective rate	(12.4)%	(28.8)%	293.4%
(1)	Primarily, includes: (i) the exchange variation of assets and liabilities, derived from investments abroad; (ii) the equalization of the effective rate of non-bank financial companies, insurance companies and non-financial companies, in relation to that shown; and (iii) the incentivized deductions; and
(2)	On July 28, 2020, Law No. 14,031 was enacted, which changed, as of the 2021 financial year, the tax treatment levied on the exchange rate variation of the portion with risk coverage (hedge) of the investment value abroad, registered in accordance with the accrual basis, which must be computed in the determination of the taxable income and on the basis of the Social Contribution on Net Income (CSLL) of the investing legal entity domiciled in the country, in the proportion of: i) 50%, in the year 2021; and ii) 100%, from the year 2022.

Composition of income tax and social contribution in the consolidated statement of income

b)	Composition of income tax and social contribution in the consolidated statement of income

	R$ thousands
	Year ended December 31
	2022	2021	2020
Current taxes:
Current income tax and social contribution expense	(5,535,572)	(5,945,141)	(4,632,251)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	2,206,044	(3,618,473)	5,863,870
Use of opening balances of:
Social contribution loss	(44,551)	(132,605)	(63,150)
Income tax loss	(45,106)	(176,144)	(79,842)
Addition for:
Social contribution loss	78,056	117,270	4,813,120
Income tax loss	348,376	283,530	6,056,919
Total deferred tax expense	2,542,819	(3,526,422)	16,590,917
Income taxes	(2,992,753)	(9,471,563)	11,958,666

Deferred income tax and social contribution presented in the consolidated statement of financial position

c)	Deferred income tax and social contribution presented in the consolidated statement of financial position

	R$ thousands
	Balance on December 31, 2021	Amount constituted	Amount realized	Balance on December 31, 2022
Provisions for credit losses	44,561,831	18,348,528	(11,840,417)	51,069,942
Provision for contingencies	10,409,560	1,116,999	(2,068,224)	9,458,335
Impairment of securities and investments	3,912,172	365,604	(1,836,528)	2,441,248
Adjustment to fair value of securities	353,503	68,299	(341,282)	80,520
Other	6,672,640	2,764,139	(3,162,533)	6,274,246
Total deductible taxes on temporary differences	65,909,706	22,663,569	(19,248,984)	69,324,291
Income tax and social contribution losses in Brazil and overseas	18,701,919	516,281	(89,657)	19,128,543
Subtotal	84,611,625	23,179,850	(19,338,641)	88,452,834
Adjustment to securities at fair value through OCI	1,935,615	2,733,896	(902,459)	3,767,052
Total deferred tax assets (1)	86,547,240	25,913,746	(20,241,100)	92,219,886
Deferred tax liabilities (1)	8,011,814	2,308,344	(1,535,023)	8,785,135
Net deferred taxes (1)	78,535,426	23,605,402	(18,706,077)	83,434,751

	R$ thousands
	Balance on December 31, 2020	Amount constituted	Amount realized	Balance on December 31, 2021
Provisions for credit losses	45,750,275	7,947,879	(9,136,323)	44,561,831
Provision for contingencies	10,423,896	1,246,310	(1,260,646)	10,409,560
Impairment of securities and investments	3,750,503	559,875	(398,206)	3,912,172
Adjustment to fair value of securities	991,069	194,106	(831,672)	353,503
Other	6,570,827	3,010,355	(2,908,542)	6,672,640
Total deductible taxes on temporary differences	67,486,570	12,958,525	(14,535,389)	65,909,706
Income tax and social contribution losses in Brazil and overseas	18,609,868	400,800	(308,749)	18,701,919
Subtotal	86,096,438	13,359,325	(14,844,138)	84,611,625
Adjustment to securities at fair value through OCI	-	1,935,615	-	1,935,615
Total deferred tax assets (1)	86,096,438	15,294,940	(14,844,138)	86,547,240
Deferred tax liabilities (1)	10,361,826	2,369,051	(4,719,063)	8,011,814
Net deferred taxes (1)	75,734,612	12,925,889	(10,125,075)	78,535,426
(1)	Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position within each taxable entity, which was a total of R$7,151,843 thousand in 2022 (R$7,803,779 thousand in 2021).

Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution

d)	Expected realization of deferred tax assets on temporary differences and carry-forward tax losses

	R$ thousands
	Temporary differences		Carry-forward tax losses		Total
Income tax	Income tax	Social contribution	Income tax	Social contribution
2023	9,285,387	7,319,014	344,393	100,297	17,049,091
2024	11,821,026	9,302,137	133,182	63,043	21,319,388
2025	4,413,802	3,504,103	89,101	53,829	8,060,835
2026	5,079,062	4,038,644	92,844	49,919	9,260,469
2027	4,938,365	3,753,447	111,098	60,326	8,863,236
2028	1,494,136	1,183,190	1,757,587	1,385,164	5,820,077
2029	199,462	149,221	2,654,645	2,142,584	5,145,912
2030	964,200	741,285	2,834,462	2,270,521	6,810,468
2031	355,633	211,823	2,202,318	2,382,721	5,152,495
2032	342,334	228,020	91,777	308,732	970,863
Total	38,893,407	30,430,884	10,311,407	8,817,136	88,452,834

Deferred tax liabilities

e)	Deferred tax liabilities

	R$ thousands
	Balance on December 31, 2021	Amount constituted	Realized/Decrease	Balance on December 31, 2022
Fair value adjustment to securities and derivative financial instruments	1,824,164	807,714	(1,321,322)	1,310,556
Difference in depreciation	274,687	159,812	(3)	434,496
Judicial deposit	2,326,652	586,930	(177,699)	2,735,883
Other	3,586,311	753,888	(35,999)	4,304,200
Total deferred tax expense	8,011,814	2,308,344	(1,535,023)	8,785,135

	R$ thousands
	Balance on December 31, 2020	Amount constituted	Realized/Decrease	Balance on December 31, 2021
Fair value adjustment to securities and derivative financial instruments	890,275	936,149	(2,260)	1,824,164
Difference in depreciation	232,848	47,815	(5,976)	274,687
Judicial deposit	2,184,863	232,768	(90,979)	2,326,652
Other	2,662,219	1,014,109	(90,017)	3,586,311
Total deferred liabilities on temporary exclusions	5,970,205	2,230,841	(189,232)	8,011,814
Adjustment to securities at fair value through OCI	4,391,621	138,210	(4,529,831)	-
Total deferred tax expense	10,361,826	2,369,051	(4,719,063)	8,011,814

Income tax and social contribution on adjustments recognized directly in equity

f)	Income tax and social contribution on adjustments recognized directly in other comprehensive income

	R$ thousands
	On December 31, 2022			On December 31, 2021
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Financial assets at fair value through other comprehensive income	(3,624,066)	1,484,751	(2,139,315)	(15,789,132)	6,625,497	(9,163,635)
Foreign currency translation differences of foreign operations	(75,132)	-	(75,132)	(19,107)	-	(19,107)
Other	210,576	(94,759)	115,817	134,236	(60,406)	73,830
Total	(3,488,622)	1,389,992	(2,098,630)	(15,674,003)	6,565,091	(9,108,912)